SCHEDULE OF WARRANT ACTIVITY (Details)	6 Months Ended
Jun. 30, 2023 shares $ / shares
Share Capital Warrants And Options
Issued | shares	1,098,786
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.96
Issued | shares	5,895,448
Weighted Average Exercise Price, issued | $ / shares	$ 1.47
Exercised | shares
Weighted Average Exercise Price, exercised | $ / shares
Cancelled\expired | shares	(159,836)
Weighted Average Exercise Price, Cancelled / expired | $ / shares	$ 1.97
Outstanding at End of year | shares	6,834,398
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.53